GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL [Abstract]
Disclosure of detailed information about goodwill [Table Text Block]

	2019	2018
	US$’000	US$’000

Cost:
Balance at 1 January	16,004	17,985
Disposal	-	-
Reclassification to disposal group held for sale (Note 40)	(12,317)	-
Effect of foreign currency exchange differences	225	(1,981)
At 31 December	3,912	16,004

Accumulated impairment losses:
Balance at 1 January	8,653	9,566
Impairment	3,179	-
Reclassification to disposal group held for sale (Note 40)	(8,968)	-
Effect of foreign currency exchange differences	104	(913)
Balance at 31 December	2,968	8,653

Carrying amount:
At 31 December	944	7,351

Disclosure of detailed information about cost of goodwill [Table Text Block]
Goodwill acquired in a business combination is allocated, at acquisition, to the CGUs that are expected to benefit from that business combination.  Before recognition of impairment losses, the cost of goodwill had been allocated as follows:

	2019	2018
	US$’000	US$’000
Cost:
Island Trading and Shipping	3,064	3,064
Unicorn Tankers, a division of Grindrod Shipping (South Africa) Pty Ltd	-	12,097
Parcel Service	244	239
Unicorn Tankers International	604	604
	3,912	16,004